employee future benefits	6 Months Ended
Jun. 30, 2019
employee future benefits
employee future benefits

15   employee future benefits

(a)  Defined benefit pension plans – details

Our defined benefit pension plan expense (recovery) was as follows:

Three-month periods ended June 30	2019				2018
(million)	Employee		Other		Employee		Other
	benefit	Financing	comp.		benefits	Financing	comp.
	expense	costs	income		expense	costs	income
Recognized in	(Note 8)	(Note 9)	(Note 11)	Total	(Note 8)	(Note 9)	(Note 11)	Total
Current service cost	$18	$—	$—	$18	$23	$—	$—	$23
Past service costs	—	—	—	—	—	—	—	—
Net interest; return on plan assets
Interest expense arising from defined benefit obligations accrued	—	83	—	83	—	79	—	79
Return, including interest income, on plan assets [1]	—	(86)	(131)	(217)	—	(77)	(152)	(229)
Interest effect on asset ceiling limit	—	3	—	3	—	1	—	1
	—	—	(131)	(131)	—	3	(152)	(149)
Administrative fees	1	—	—	1	1	—	—	1

Changes in the effect of limiting net defined benefit assets to the asset ceiling	—	—	115	115	—	—	9	9
	$19	$—	$(16)	$3	$24	$3	$(143)	$(116)

Six-month periods ended June 30	2019				2018
(million)	Employee		Other		Employee		Other
	benefits	Financing	comp.		benefits	Financing	comp.
	expense	costs	income		expense	costs	income
Recognized in	(Note 8)	(Note 9)	(Note 11)	Total	(Note 8)	(Note 9)	(Note 11)	Total
Current service cost	$36	$—	$—	$36	$45	$—	$—	$45
Past service costs	—	—	—	—	1	—	—	1
Net interest; return on plan assets
Interest expense arising from defined benefit obligations accrued	—	167	—	167	—	158	—	158
Return, including interest income, on plan assets [1]	—	(172)	(490)	(662)	—	(153)	(90)	(243)
Interest effect on asset ceiling limit	—	5	—	5	—	2	—	2
	—	—	(490)	(490)	—	7	(90)	(83)
Administrative fees	3	—	—	3	3	—	—	3
Changes in the effect of limiting net defined benefit assets to the asset ceiling	—	—	441	441	—	—	9	9
	$39	$—	$(49)	$(10)	$49	$7	$(81)	$(25)
(1)

The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued.

(b)  Defined contribution plans – expense

Our total defined contribution pension plan costs recognized were as follows:

	Three months		Six months
Periods ended June 30 (millions)	2019	2018	2019	2018
Union pension plan and public service pension plan contributions	$5	$5	$11	$11
Other defined contribution pension plans	15	15	32	33
	$20	$20	$43	$44